Investment Properties - Fair Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 730	$ 720	$ 763
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	467	430
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	263	290
Fair value [Member] | Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	11,566	10,656
Fair value [Member] | Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 1,460	$ 1,397